UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5584

                       Centennial New York Tax Exempt Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  June 30
                                      -------

            Date of reporting period: July 1, 2003 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--100.4%
-----------------------------------------------------------------------------------------------------------
NEW YORK--97.6%
Albany, NY REF GOUN, 2.75%, 8/1/04                                               $ 1,143,218    $ 1,144,973
-----------------------------------------------------------------------------------------------------------
Buffalo, NY RANs, Series A, 2.75%, 7/29/04                                         1,000,000      1,001,270
-----------------------------------------------------------------------------------------------------------
Hastings on Hudson, NY Union Free SDI Bonds, Series 2003, 3%, 7/15/04                305,000        305,232
-----------------------------------------------------------------------------------------------------------
Hempstead, NY IDA RRB, Trigen-Nassau Energy, 1.06% 1                               1,000,000      1,000,000
-----------------------------------------------------------------------------------------------------------
Jay Street Development Corp. NYC Facilities Lease RB, Jay Street Project,
Series A-3, 1.07% 1                                                                4,500,000      4,500,000
-----------------------------------------------------------------------------------------------------------
NYC GOB:
1.03% 1                                                                              100,000        100,000
1.08% 1                                                                              100,000        100,000
Series 1995 F-4, 1.03% 1                                                           1,900,000      1,900,000
Subseries B7, 1% 1                                                                   700,000        700,000
-----------------------------------------------------------------------------------------------------------
NYC HDC MH RB, Monterey Project, Series A, 1% 1                                      650,000        650,000
-----------------------------------------------------------------------------------------------------------
NYC HDC RB, 90 West Street Project, Series A, 1.03% 1                              2,100,000      2,100,000
-----------------------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, Casa Project, 1.09% 1                                   3,000,000      3,000,000
-----------------------------------------------------------------------------------------------------------
NYC IDA RB, Planned Parenthood, 1.08% 1                                            2,000,000      2,000,000
-----------------------------------------------------------------------------------------------------------
NYC MTAU BANs, Series CP-1A:
0.95%, 7/7/04                                                                      2,000,000      2,000,000
1.15%, 10/8/04                                                                     3,000,000      3,000,000
-----------------------------------------------------------------------------------------------------------
NYC MTAU RB, Series D-2, 1.06% 1                                                   1,000,000      1,000,000
-----------------------------------------------------------------------------------------------------------
NYC MTAU RRB, Series A, MERLOTS Series 2004 B-16, 1.11% 1,2                        1,000,000      1,000,000
-----------------------------------------------------------------------------------------------------------
NYC Municipal Assistance Corp. RRB, Series I, 5.50%, 7/1/04                          465,000        465,000
-----------------------------------------------------------------------------------------------------------
NYC Transitional FAU Future Tax Secured Bonds:
3.65%, 2/1/05                                                                      1,000,000      1,014,378
4.75%, 11/15/04                                                                      100,000        101,335
-----------------------------------------------------------------------------------------------------------
NYC Trust for Cultural Resource RB, Soloman R. Guggenheim, Series B, 1.08% 1         163,000        163,000
-----------------------------------------------------------------------------------------------------------
NYS DA RB, MERLOTS Series 2003 B30, 1.08% 1,2                                      2,995,000      2,995,000
-----------------------------------------------------------------------------------------------------------
NYS DA RB, Rockefeller University, Series A2, 1.05% 1                              3,000,000      3,000,000
-----------------------------------------------------------------------------------------------------------
NYS ERDAUPC RB, NYS Electric & Gas Corp., 1985 Series B, 1.08%, 10/15/04 3         1,000,000      1,000,000
-----------------------------------------------------------------------------------------------------------
NYS GOUN, Series A, 1.50%, 10/7/04 3                                               1,900,000      1,900,000
-----------------------------------------------------------------------------------------------------------
NYS HFA MH RB, East 39 Street Housing, Series A, 1.06% 1                           4,000,000      4,000,000
-----------------------------------------------------------------------------------------------------------
NYS HFA RB, Historic Front Street Housing, Series 2003A, 1.05% 1                   3,150,000      3,150,000
-----------------------------------------------------------------------------------------------------------
NYS LGAC RRB, SGMSTR Series 1997 SG99, 1.10% 1,2                                   1,700,000      1,700,000
-----------------------------------------------------------------------------------------------------------
NYS TBTAU SPO RRB, Series D, 1.06% 1                                                 565,000        565,000
-----------------------------------------------------------------------------------------------------------
NYS UDC RB, SGMSTR, Series 2003 SG163, 1.10% 1,2                                   2,300,000      2,300,000
-----------------------------------------------------------------------------------------------------------
Southeast NY IDA RB, Unilock NY, Inc. Project, 1.25% 1                             2,000,000      2,000,000
-----------------------------------------------------------------------------------------------------------
Suffolk Cnty., NY IDA RB, Target Rock Corp., Series 1987, 1.07% 1                  2,635,000      2,635,000
-----------------------------------------------------------------------------------------------------------
Syracuse, NY RRB, Airport Improvement, Series A, 2%, 2/1/05                          375,000        375,000
-----------------------------------------------------------------------------------------------------------
Syracuse, NY TANs, Series 2004A, 2.10%, 10/29/04                                   3,300,000      3,309,369


                    5 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL              VALUE
                                                           AMOUNT         SEE NOTE 1
-------------------------------------------------------------------------------------
NEW YORK Continued
Utica, NY SDI GOUN, Series 2004, 4.125%, 6/15/05      $   560,000       $    573,140
                                                                        -------------
                                                                          56,747,697

-------------------------------------------------------------------------------------
U.S. POSSESSIONS--2.8%
PR CMWLTH HTAU RB, Putters Project-246, 1.09% 1,2       1,550,000          1,550,000
-------------------------------------------------------------------------------------
PR CMWLTH Public Improvement GOB, 4.625%, 7/1/04           50,000             50,000
                                                                        -------------
                                                                           1,600,000

-------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $58,347,697)              100.4%        58,347,697
-------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                        (0.4)          (206,448)
                                                      -------------------------------
NET ASSETS                                                  100.0%      $ 58,141,249
                                                      ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BANs       Bond Anticipation Nts.
CMWLTH     Commonwealth
DA         Dormitory Authority
ERDAUPC    Energy Research & Development Authority Pollution Control
FAU        Finance Authority
GOB        General Obligation Bonds
GOUN       General Obligation Unlimited Nts.
HDC        Housing Development Corp.
HFA        Housing Finance Agency/Authority
HTAU       Highway & Transportation Authority
IDA        Industrial Development Agency
LGAC       Local Government Assistance Corp.
MERLOTS    Municipal Exempt Receipts Liquidity Option Tender
MH         Multifamily Housing
MTAU       Metropolitan Transportation Authority
NYC        New York City
NYS        New York State
RANs       Revenue Anticipation Nts.
RB         Revenue Bonds
REF        Refunding
RRB        Revenue Refunding Bonds
SDI        School District
SGMSTR     Societe Generale, NY Branch Municipal Security Trust Receipts
SPO        Special Obligations
TANs       Tax Anticipation Nts.
TBTAU      Triborough Bridge & Tunnel Authority
UDC        Urban Development Corp.

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2004. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $9,545,000 or 16.42% of the Trust's net assets as of June 30, 2004.

3. Put obligation redeemable at full principal value on the date reported.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    6 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (cost $58,347,697)--see accompanying statement of investments     $58,347,697
---------------------------------------------------------------------------------------------------
Cash                                                                                        239,937
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                    162,143
Shares of beneficial interest sold                                                            5,000
Other                                                                                         5,320
                                                                                        -----------
Total assets                                                                             58,760,097

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                      539,786
Distribution and service plan fees                                                           30,758
Shareholder communications                                                                   18,799
Dividends                                                                                     6,873
Trustees' compensation                                                                        3,090
Transfer and shareholder servicing agent fees                                                 2,635
Other                                                                                        16,907
                                                                                        -----------
Total liabilities                                                                           618,848

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $58,141,249
                                                                                        ===========

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------

Paid-in capital                                                                         $58,141,249
                                                                                        -----------

NET ASSETS--applicable to 58,069,750 shares of beneficial interest outstanding          $58,141,249
                                                                                        ===========

---------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                $      1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    7 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                              $ 647,303

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------

Management fees                                                         326,285
--------------------------------------------------------------------------------
Service plan fees                                                       128,316
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                            33,578
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              26,515
--------------------------------------------------------------------------------
Shareholder communications                                               25,826
--------------------------------------------------------------------------------
Trustees' compensation                                                    5,916
--------------------------------------------------------------------------------
Custodian fees and expenses                                               2,833
--------------------------------------------------------------------------------
Other                                                                     9,371
                                                                      ----------
Total expenses                                                          558,640
Less reduction to custodian expenses                                     (1,048)
Less payments and waivers of expenses                                   (36,472)
                                                                      ----------
Net expenses                                                            521,120

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   126,183

--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                         47,059

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 173,242
                                                                      ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    8 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                                  2004             2003
-----------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------
Net investment income                                                        $    126,183     $    363,157
-----------------------------------------------------------------------------------------------------------
Net realized gain                                                                  47,059            9,490
                                                                             ------------------------------
Net increase in net assets resulting from operations                              173,242          372,647

-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
Dividends from net investment income                                             (126,183)        (363,157)

-----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest transactions     (9,504,577)      (1,028,572)

-----------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total decrease                                                                 (9,457,518)      (1,019,082)
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                            67,598,767       68,617,849
                                                                             ------------------------------
End of period                                                                $ 58,141,249     $ 67,598,767
                                                                             ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    9 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30                                    2004          2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00      $   1.00       $   1.00       $   1.00       $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                 -- 1         .01            .01            .03            .03
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    -- 1        (.01)          (.01)          (.03)          (.03)
Distributions from net realized gain                    --            --             -- 1           --             --
                                                  --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         -- 1        (.01)          (.01)          (.03)          (.03)
----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   1.00      $   1.00       $   1.00       $   1.00       $   1.00
                                                  ====================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                        0.20%         0.50%          0.96%          3.09%          2.92%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 58,141      $ 67,599       $ 68,618       $ 72,370       $ 55,963
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 65,140      $ 72,117       $ 76,925       $ 68,810       $ 61,033
Ratios to average net assets: 3
Net investment income                                 0.19%         0.50%          0.96%          3.04%          2.84%
Total expenses                                        0.86%         0.82%          0.84%          0.90%          0.92%
Expenses after payments and waivers
and reduction to custodian expenses                   0.80%         0.80%          0.80%          0.82%          0.82%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    10 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial New York Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

          UNDISTRIBUTED NET     UNDISTRIBUTED       ACCUMULATED LOSS
          INVESTMENT INCOME     LONG-TERM GAIN          CARRYFORWARD
          ----------------------------------------------------------

          $23,293                    $--                         $--

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust. Accordingly, the following amounts have been reclassified for June 30, 2004. Net assets of the Trust were unaffected by the reclassifications.


                    11 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                        REDUCTION TO
                                     ACCUMULATED NET
         INCREASE TO                   REALIZED GAIN
         PAID-IN CAPITAL            ON INVESTMENTS 1
         -------------------------------------------

         $47,059                             $47,059

1. $47,059 was distributed in connection with Trust share redemptions.

The tax character of distributions paid during the years ended June 30, 2004 and June 30, 2003 were as follows:

                                            Year Ended         Year Ended
                                         June 30, 2004      June 30, 2003
         ----------------------------------------------------------------
         Distributions paid from:
         Exempt-interest dividends            $126,183           $363,157

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Trust.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of


                    12 | CENTENNIAL NEW YORK TAX EXEMPT TRUST income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED JUNE 30, 2004            YEAR ENDED JUNE 30, 2003
                                   SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------
Sold                          172,990,144     $ 172,990,144       209,145,130     $ 209,145,130
Dividends and/or
distributions reinvested          122,092           122,092           362,067           362,067
Redeemed                     (182,616,813)     (182,616,813)     (210,535,769)     (210,535,769)
                            --------------------------------------------------------------------
Net decrease                   (9,504,577)    $  (9,504,577)       (1,028,572)    $  (1,028,572)
                            ====================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.40% of net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2004, the Trust paid $33,797 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.


                    13 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily undertaken to assume any expenses of the Trust in any fiscal year that they exceed 0.80% of the Trust's average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. During the year ended June 30, 2004, the Manager waived $36,472 of its management fees. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.


                    14 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL NEW YORK TAX EXEMPT
TRUST:

We have audited the accompanying statement of assets and liabilities of Centennial New York Tax Exempt Trust, including the statement of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial New York Tax Exempt Trust as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
August 13, 2004


                    15 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2004. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

      None of the dividends paid by the Trust during the year ended June 30, 2004 are qualified dividend income or eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.


                   16 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
TRUST, LENGTH OF SERVICE, AGE     BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT TRUSTEES              THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
                                  CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                                  OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board             Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
(since 2003) and Trustee          The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc.
(since 2000)                      (since 1997); Chairman of the following private companies: Great Frontier
Age: 67                           Insurance (insurance agency) (since 1995), Ambassador Media Corporation and
                                  Broadway Ventures (since 1984); a director of the following public companies:
                                  Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992)
                                  and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a
                                  Director/Trustee of Campus Crusade for Christ and the Bradley Foundation.
                                  Formerly a director of the following: Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and
                                  International Family Entertainment (television channel) (1992-1997), Frontier
                                  Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier
                                  Title (title insurance agency) (1995-June 1999); a U.S. Senator (January
                                  1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                   Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner
Trustee (since 1990)              of private equity funds) (until February 2001); Chairman, President and Chief
Age: 73                           Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice
                                  Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards &
                                  Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of
                                  A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                  (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and
                                  A.G. Edwards Trust Company. Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                  Formerly Assistant Secretary and a director (December 1991-April 1999) of
Trustee (since 2000)              Centennial Asset Management Corporation; President, Treasurer and a director
Age: 67                           (June 1989-April 1999) of Centennial Capital Corporation; Chief Executive
                                  Officer and a director of MultiSource Services, Inc. (March 1996-April 1999).
                                  Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                A member of The Life Guard of Mount Vernon, George Washington's home (since June
Trustee (since 2000)              2000). Formerly Director (March 2001-May 2002) of Genetic ID, Inc. and its
Age: 65                           subsidiaries (a privately held biotech company); a partner (July 1974-June 1999)
                                  with PricewaterhouseCoopers LLP (an accounting firm); and Chairman (July
                                  1994-June 1998) of Price Waterhouse LLP Global Investment Management Industry
                                  Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director (since February 1998) of Rocky Mountain Elk Foundation (a
Trustee (since 2000)              not-for-profit foundation); a director (since 1997) of Putnam Lovell Finance
Age: 62                           (finance company); a director (since June 2002) of UNUMProvident (an insurance company). Formerly a director (October 1999-October 2003) of P.R.
                                  Pharmaceuticals (a privately held company); Chairman and a director (until
                                  October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and a director (until October
                                  1995) of Oppenheimer Acquisition Corp., Shareholders Services Inc. and
                                  Shareholder Financial Services, Inc. Oversees 38 portfolios in the
                                  OppenheimerFunds complex.


                    17 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited/Continued
--------------------------------------------------------------------------------

SAM FREEDMAN,                     Director of Colorado Uplift (a non-profit charity) (since September 1984).
Trustee (since 1996)              Formerly (until October 1994) Mr. Freedman held several positions in subsidiary
Age: 63                           or affiliated companies of the Manager. Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

BEVERLY L. HAMILTON,              Trustee of Monterey International Studies (an educational organization) (since
Trustee (since 2002)              February 2000); a director of The California Endowment (a philanthropic
Age: 57                           organization) (since April 2002) and of Community Hospital of Monterey Peninsula
                                  (educational organization) (since February 2002); a director of America Funds
                                  Emerging Markets Growth Fund (since October 1991) (an investment company); an advisor to Credit Suisse First Boston's Sprout venture capital unit. Mrs.
                                  Hamilton also is a member of the investment committees of the Rockefeller
                                  Foundation and of the University of Michigan. Formerly, Trustee of MassMutual
                                  Institutional Funds (open-end investment company) (1996-May 2004); a director of
                                  MML Series Investment Fund (April 1989-May 2004) and MML Services (April
                                  1987-May 2004) (investment companies); member of the investment committee
                                  (2000-2003) of Hartford Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and President (February 1991-April 2000) of ARCO Investment
                                  Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                 Chairman, Chief Executive Officer and director of Steele Street State Bank (a
Trustee (since 2002)              commercial banking entity) (since August 2003), Colorado UpLIFT (a non-profit
Age: 59                           organization) (since 1986); a trustee (since 2000) of the Gallagher Family
                                  Foundation (non-profit organization). Formerly a director of Jones Knowledge,
                                  Inc. (a privately held company) (2001-July 2004), and U.S. Exploration, Inc.
                                  (oil and gas exploration) (1997-February 2004), Chairman of U.S. Bank-Colorado
                                  (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July
                                  1996-April 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000).
                                  Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Institutional Funds (since 1996) and MML Series Investment
Trustee (since 2000)              Fund (since 1987) (both open-end investment companies) and the Springfield
Age: 62                           Library and Museum Association (since 1995) (museums) and the Community Music
                                  School of Springfield (music school) (since 1996); Trustee (since 1987),
                                  Chairman of the Board (since 2003) and Chairman of the investment committee
                                  (since 1994) for the Worcester Polytech Institute (private university); and
                                  President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund). Formerly, member of the investment committee of the
                                  Community Foundation of Western Massachusetts (1998 - 2003); Chairman (January
                                  1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank); and Executive Vice President (January 1999-July 1999) of Peoples Heritage
                                  Financial Group, Inc. (commercial bank). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. GRABISH IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
                                  CO 80112-3924. MR. GRABISH SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

RICHARD GRABISH,                  Senior Vice President, Assistant Director of Sales and Marketing (since March
Trustee (since 2001)              1997), and Manager of Private Client Services (since June 1985) for A.G. Edwards
Age: 55                           & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive
                                  Officer (since March 2001) of A.G. Edwards Trust Company; Director (since March
                                  1988) of A.G. Edwards & Sons, Inc. Formerly (until March 1987) President and
                                  Vice Chairman of A.G. Edwards Trust Company. Oversees 6 portfolios in the
                                  OppenheimerFunds complex.


                    18 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                       LIBERTY STREET, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE
                                  TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and director (since June 2001) and President
President (since 2001)            (since September 2000) of the Manager; President and a director or trustee of
and Trustee (since 2003)          other Oppenheimer funds; President and a director (since July 2001) of
Age: 55                           Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                  Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                  Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                  (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                  Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                  of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                                  Management Corporation, Trinity Investment Management Corporation and Tremont
                                  Capital Management, Inc. (since November 2001), HarbourView Asset Management
                                  Corporation and OFI Private Investments, Inc. (since July 2001); President
                                  (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                  Asset Management, Inc.; Executive Vice President (since February 1997) of
                                  Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the
                                  Investment Company Institute's Board of Governors (elected to serve from October
                                  3, 2003 through September 30, 2006). Formerly, Chief Operating Officer
                                  (September 2000-June 2001) of the Manager; President and trustee (November
                                  1999-November 2001) of MML Series Investment Fund and MassMutual Institutional
                                  Funds (open-end investment companies); a director (September 1999-August 2000)
                                  of C.M. Life Insurance Company; President, Chief Executive Officer and director
                                  (September 1999-August 2000) of MML Bay State Life Insurance Company; a director
                                  (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                  wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios as
                                  Trustee/Director and 10 portfolios as Officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------
OFFICERS                          THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO
                                  WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008,
                                  FOR MR. BONNELL, MR. WIXTED, AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL,
                                  CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER
                                  EARLIER RESIGNATION, DEATH OR REMOVAL.

JOHN BONNELL,                     Vice President (since May 2004) of OppenheimerFunds, Inc.; an officer of 2 other
Vice President (since 2004)       portfolios in the OppenheimerFunds complex; formerly a portfolio manager at
Age: 39                           Strong Financial Corp. (1999-2004).

BRIAN W. WIXTED,                  Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)            of HarbourView Asset Management Corporation, Shareholder Financial Services,
Age: 44                           Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                                  and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private
                                  Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd. and
                                  OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management,
                                  Inc. (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado
                                  non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer
                                  (since May 2000) of OFI Trust Company (a trust


                    19 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited/Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                  company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
Continued                         Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset
                                  Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy
                                  Program (April 2000-June 2003); Principal and Chief Operating Officer (March
                                  1995-March 1999) at Bankers Trust Company-Mutual Fund Services Division. An
                                  officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary      February 2002) of the Manager; General Counsel and a director (since November
(since 2001)                      2001) of the Distributor; General Counsel (since November 2001) of Centennial
Age: 56                           Asset Management Corporation; Senior Vice President and General Counsel (since
                                  November 2001) of HarbourView Asset Management Corporation; Secretary and
                                  General Counsel (since November 2001) of Oppenheimer Acquisition Corp.;
                                  Assistant Secretary and a director (since October 1997) of OppenheimerFunds
                                  International Ltd. and OppenheimerFunds plc; Vice President and a director
                                  (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a director
                                  (since November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice
                                  President, General Counsel and a director (since November 2001) of Shareholder
                                  Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments,
                                  Inc. and OFI Trust Company; Vice President (since November 2001) of
                                  OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                                  (since November 2001) of OFI Institutional Asset Management, Inc.; a director
                                  (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice
                                  President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                  Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November
                                  2001), Shareholder Financial Services, Inc. (November 1989-November 2001); and
                                  OppenheimerFunds International Ltd. (October 1997-November 2001). An officer of
                                  83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer (since March 2004) of
Vice President (since 2004)       the Manager; Vice President (since June 1983) of OppenheimerFunds Distributor, Inc.,
Age: 53                           Centennial Asset Management Corporation and Shareholder Services, Inc. Formerly
                                  (until February 2004) Vice President and Director of Internal Audit of
                                  OppenheimerFunds, Inc. An officer of 83 portfolios in the OppenheimerFunds complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                    20 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $9,000 in fiscal 2004 and $8,000 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $45,744 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2004 and $7,370 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2004 and $3,500 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $56,614 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)